Summary Statement of Discontinued Operations for Discontinued Operations (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues		$ 1,280,485
Cost of revenues		1,146,443
Gross profit		134,042
Selling, general, administrative and other		294,195
(Loss) from discontinued operations	0	(160,153)
Gain on sale of Comex Electronics	0	603,034
Net profit from discontinued operations	0	442,881
Less: Net profit from discontinued operations - noncontrolling interest	0	67,872
Net profit (loss) from discontinued operations allocable to common stocholders		$ 375,009